Goodwill and Other Intangible Assets - Intangible Assets Acquired - Catlin (Details) - USD ($) $ in Thousands		3 Months Ended	12 Months Ended
	May 01, 2015	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Schedule Of Acquired Intangible Assets By Major Class [Line Items]
Indefinite-lived intangible assets acquired during the period		$ 8,000	$ 673,000
Finite-lived intangible assets acquired		$ 6,000	$ 315,000	$ 18,500
Catlin Group Limited
Schedule Of Acquired Intangible Assets By Major Class [Line Items]
Indefinite-lived intangible assets acquired during the period	$ 673,000
Finite-lived intangible assets acquired	315,000
Total identified intangible assets	988,000
Catlin Group Limited | Syndicate Capacity [Member]
Schedule Of Acquired Intangible Assets By Major Class [Line Items]
Indefinite-lived intangible assets acquired during the period	660,000
Catlin Group Limited | Insurance Licenses [Member]
Schedule Of Acquired Intangible Assets By Major Class [Line Items]
Indefinite-lived intangible assets acquired during the period	13,000
Catlin Group Limited | Managing Agent Contracts [Member]
Schedule Of Acquired Intangible Assets By Major Class [Line Items]
Finite-lived intangible assets acquired	15,000
Finite-Lived Intangible Asset, Useful Life			15 years
Catlin Group Limited | Distribution Network [Member]
Schedule Of Acquired Intangible Assets By Major Class [Line Items]
Finite-lived intangible assets acquired	290,000
Finite-Lived Intangible Asset, Useful Life			20 years
Catlin Group Limited | Trademarks and Trade Names [Member]
Schedule Of Acquired Intangible Assets By Major Class [Line Items]
Finite-lived intangible assets acquired	$ 10,000
Finite-Lived Intangible Asset, Useful Life			2 years